Document And Entity Information	Aug. 18, 2020
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 18, 2020
Entity Registrant Name	Evans Bancorp, Inc.
Entity Incorporation, State or Country Code	NY
Entity File Number	001-35021
Entity Tax Identification Number	16-1332767
Entity Address, Address Line One	One Grimsby Drive
Entity Address, City or Town	Hamburg
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14075
City Area Code	716
Local Phone Number	926-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.50 per share
Trading Symbol	EVBN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000842518